AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 41.9%
Information Technology - 8.6%
Communications Equipment - 0.2%
Acacia Communications, Inc. (a)	5,735	$382,180

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.-Class A	8,877	923,208
Fitbit, Inc.-Class A (a)	39,478	274,767
Hitachi Ltd.	1,400	55,138
IPG Photonics Corp. (a)	813	115,519
KEMET Corp.	12,917	345,142

		1,713,774

IT Services - 2.5%
Accenture PLC-Class A	837	168,371
Akamai Technologies, Inc. (a)	1,135	98,881
Altran Technologies SA	3,560	55,589
Amadeus IT Group SA-Class A	1,810	144,012
Atos SE	760	64,557
Automatic Data Processing, Inc.	1,780	303,988
Booz Allen Hamilton Holding Corp.	2,546	185,247
Capgemini SE	1,155	136,629
Carbonite, Inc. (a)	2,909	66,907
CGI, Inc. (a)	785	65,049
Cognizant Technology Solutions Corp.-Class A	8,571	549,487
Fidelity National Information Services, Inc.	940	129,861
Global Payments, Inc.	510	92,361
Mastercard, Inc.-Class A	4,892	1,429,590
Paychex, Inc.	3,130	269,556
Visa, Inc.-Class A	3,427	632,315

		4,392,400

Semiconductors & Semiconductor Equipment - 0.7%
Cypress Semiconductor Corp.	17,518	410,797
Intel Corp.	3,718	215,830
Lam Research Corp.	410	109,401
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	5,690	302,082
Texas Instruments, Inc.	1,382	166,130

		1,204,240

Software - 3.3%
Cadence Design Systems, Inc. (a)	1,794	126,029
Check Point Software Technologies Ltd. (a)	2,340	275,839
Citrix Systems, Inc.	1,060	119,579
Constellation Software, Inc./Canada	240	256,570
Fortinet, Inc. (a)	1,268	133,280
Microsoft Corp.	19,727	2,986,273
Nice Ltd. (a)	1,915	290,040
NortonLifeLock, Inc.	5,230	130,227
Oracle Corp.	8,142	457,092
Oracle Corp. Japan	3,000	276,258
ServiceNow, Inc. (a)	520	147,181
Sophos Group PLC (b)	9,002	65,724
Synopsys, Inc. (a)	928	130,885

Company	Shares	U.S. $ Value
Trend Micro, Inc./Japan	6,400	$345,826

		5,740,803

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	3,197	854,398
Hewlett Packard Enterprise Co.	6,160	97,513
HP, Inc.	6,970	139,958
Samsung Electronics Co., Ltd.	9,678	413,723
Seagate Technology PLC	2,210	131,893

		1,637,485

		15,070,882

Health Care - 6.4%
Biotechnology - 0.8%
Achillion Pharmaceuticals, Inc. (a)	21,796	135,353
Amgen, Inc.	586	137,546
Exact Sciences Corp. (a)(c)	790	63,998
Gilead Sciences, Inc.	6,191	416,283
Ra Pharmaceuticals, Inc. (a)	5,693	266,034
Spark Therapeutics, Inc. (a)	2,077	230,838
Vertex Pharmaceuticals, Inc. (a)	490	108,657

		1,358,709

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	13,430	1,147,594
Baxter International, Inc.	1,696	139,021
Koninklijke Philips NV	7,330	340,331
Medtronic PLC	1,630	181,566
ResMed, Inc.	309	46,226
STERIS PLC	200	30,228
Stryker Corp.	458	93,826
Wright Medical Group NV (a)	11,529	343,218

		2,322,010

Health Care Providers & Services - 1.2%
Anthem, Inc.	3,137	905,526
Galenica AG (a)(b)	2,400	144,400
Henry Schein, Inc. (a)	4,009	276,220
Sinopharm Group Co., Ltd.-Class H	6,400	21,138
UnitedHealth Group, Inc.	1,010	282,669
WellCare Health Plans, Inc. (a)	1,319	424,810

		2,054,763

Health Care Technology - 0.1%
Cerner Corp.	1,901	136,093

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,481	119,620
IQVIA Holdings, Inc. (a)	6,384	931,937
Pacific Biosciences of California, Inc. (a)	32,147	165,235

		1,216,792

Pharmaceuticals - 2.3%
Allergan PLC	2,090	386,525

Company	Shares	U.S. $ Value
Astellas Pharma, Inc.	7,900	$134,875
Bristol-Myers Squibb Co.	3,050	173,667
Eli Lilly & Co.	1,550	181,893
GlaxoSmithKline PLC	1,980	44,985
Johnson & Johnson	1,891	259,994
Medicines Co. (The) (a)(c)	2,384	200,733
Merck & Co., Inc.	5,436	473,910
Mitsubishi Tanabe Pharma Corp.	4,100	75,075
Novo Nordisk A/S-Class B	3,410	191,683
Pfizer, Inc.	4,245	163,517
Roche Holding AG	2,642	814,509
Sanofi	1,400	130,506
Zoetis, Inc.	7,325	882,809

		4,114,681

		11,203,048

Financials - 6.0%
Banks - 2.3%
Banco do Brasil SA	1,900	21,456
Bank Leumi Le-Israel BM	41,120	298,013
Bank of Communications Co., Ltd.-Class A	34,200	26,819
Bank of Nanjing Co., Ltd.	8,700	10,240
China Everbright Bank Co., Ltd.	42,645	25,065
China Minsheng Banking Corp., Ltd.-Class H	40,000	27,842
Chongqing Rural Commercial Bank Co., Ltd.-Class H	12,000	5,963
CIT Group, Inc.	2,490	113,345
Citigroup, Inc.	3,998	300,330
Credicorp Ltd.	610	128,826
DBS Group Holdings Ltd.	28,700	529,657
DNB ASA	5,095	85,473
Grupo Financiero Banorte SAB de CV-Class O	4,470	23,448
Hang Seng Bank Ltd.	3,500	71,348
IBERIABANK Corp.	72	5,255
JPMorgan Chase & Co.	2,205	290,531
Jyske Bank A/S (a)	8,486	281,555
KBC Group NV	2,170	157,957
PNC Financial Services Group, Inc. (The)	1,280	196,109
Royal Bank of Canada	2,600	212,827
SunTrust Banks, Inc.	6,211	439,987
Toronto-Dominion Bank (The)	4,028	232,255
Valley National Bancorp	19,419	224,872
Wells Fargo & Co.	7,271	395,979

		4,105,152

Capital Markets - 2.1%
BlackRock, Inc.-Class A	322	159,361
Charles Schwab Corp. (The)	22,090	1,093,455
China Cinda Asset Management Co., Ltd.-Class H	105,000	21,863
CI Financial Corp.	1,870	29,451
CME Group, Inc.-Class A	2,220	450,061
Franklin Resources, Inc.	3,541	97,342
Japan Exchange Group, Inc.	4,500	76,604
Julius Baer Group Ltd. (a)	11,004	518,337
Korea Investment Holdings Co., Ltd.	371	22,585
Moody’s Corp.	340	77,068
NH Investment & Securities Co., Ltd.	2,450	25,781

Company	Shares	U.S. $ Value
Partners Group Holding AG	223	$188,065
S&P Global, Inc.	398	105,331
Singapore Exchange Ltd.	53,500	346,120
TD Ameritrade Holding Corp.	7,758	402,097

		3,613,521

Consumer Finance - 0.1%
Ally Financial, Inc.	3,993	127,137
Samsung Card Co., Ltd.	900	28,306

		155,443

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.-Class B (a)	3,112	685,574
Far East Horizon Ltd.	26,000	23,606
Investor AB-Class B	136	7,189
Pargesa Holding SA	1,285	101,417
Voya Financial, Inc.	932	54,317

		872,103

Insurance - 1.0%
Admiral Group PLC	5,130	141,827
Aegon NV	12,248	55,158
American Financial Group, Inc./OH	1,606	176,194
BB Seguridade Participacoes SA	3,300	26,852
Everest Re Group Ltd.	17	4,611
Fidelity National Financial, Inc.	5,550	264,346
Gjensidige Forsikring ASA	2,190	41,186
iA Financial Corp., Inc.	1,209	61,893
Japan Post Holdings Co., Ltd.	4,000	37,626
Manulife Financial Corp.	3,377	66,432
MetLife, Inc.	1,192	59,493
PICC Property & Casualty Co., Ltd.-Class H	26,000	30,084
Porto Seguro SA	1,900	26,927
Poste Italiane SpA (b)	1,345	15,679
Power Financial Corp.	2,280	55,751
Progressive Corp. (The)	2,325	169,841
Prudential Financial, Inc.	192	17,975
Reinsurance Group of America, Inc.-Class A	840	138,986
RenaissanceRe Holdings Ltd.	125	23,541
Sampo Oyj-Class A	3,790	153,253
Swiss Re AG	900	97,485
Zurich Insurance Group AG	406	159,337

		1,824,477

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd.	335	18,308
United Community Financial Corp./OH	2,201	24,453

		42,761

		10,613,457

Consumer Discretionary - 5.6%
Auto Components - 0.4%
Aptiv PLC	6,665	625,710
Magna International, Inc.-Class A (Canada)	1,070	58,950

		684,660

Company	Shares	U.S. $ Value
Automobiles - 0.1%
Fiat Chrysler Automobiles NV	4,410	$64,905
Hyundai Motor Co.	240	24,628
Nissan Motor Co., Ltd.	5,000	30,875

		120,408

Diversified Consumer Services - 0.4%
H&R Block, Inc. (c)	4,365	106,419
Service Corp. International/US	15,257	671,613

		778,032

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	10,230	234,951
Caesars Entertainment Corp. (a)	30,722	400,615
Choice Hotels International, Inc.	900	87,525
Compass Group PLC	10,073	246,812
Las Vegas Sands Corp.	5,270	330,692
Marriott International, Inc./MD-Class A	1,244	174,608
McDonald’s Corp.	920	178,922
Starbucks Corp.	1,760	150,357
Stars Group, Inc. (The) (a)	16,603	403,287
Transat AT, Inc. (a)	14,103	173,169
Yum China Holdings, Inc.	2,670	118,868

		2,499,806

Household Durables - 0.4%
Auto Trader Group PLC	30,463	221,269
DR Horton, Inc.	610	33,764
Lennar Corp.-Class A	1,840	109,756
NVR, Inc. (a)	34	128,924
Taylor Wimpey PLC	7,710	17,367
William Lyon Homes-Class A (a)	7,418	154,888
Woongjin Coway Co., Ltd.	400	30,343

		696,311

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	530	106,000
Amazon.com, Inc. (a)	165	297,132
Booking Holdings, Inc. (a)	173	329,397
eBay, Inc.	3,268	116,079
Naspers Ltd.-Class N	2,642	376,438
Prosus NV (a)	2,270	154,742

		1,379,788

Multiline Retail - 0.2%
Dollar General Corp.	1,560	245,482
Next PLC	1,075	93,929

		339,411

Specialty Retail - 1.3%
AutoZone, Inc. (a)	172	202,602
GrandVision NV (b)	9,294	281,590
Home Depot, Inc. (The)	936	206,397
O’Reilly Automotive, Inc. (a)	50	22,114

Company	Shares	U.S. $ Value
Ross Stores, Inc.	2,600	$301,990
Tiffany & Co.	1,512	202,306
TJX Cos., Inc. (The)	10,408	636,241
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,033	475,437

		2,328,677

Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	1,064	331,472
Deckers Outdoor Corp. (a)	900	151,362
NIKE, Inc.-Class B	3,035	283,742
Samsonite International SA (b)	122,168	275,725

		1,042,301

		9,869,394

Industrials - 4.6%
Aerospace & Defense - 0.6%
Airbus SE	630	92,575
Arconic, Inc.	4,269	132,168
BAE Systems PLC	17,020	126,041
Cobham PLC	154,214	315,400
Korea Aerospace Industries Ltd.	780	24,655
L3Harris Technologies, Inc.	990	199,079
MTU Aero Engines AG	350	94,750

		984,668

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc. (c)	2,932	225,324
Hyundai Glovis Co., Ltd.	196	25,000
Kuehne & Nagel International AG	430	69,889
SG Holdings Co., Ltd.	4,600	110,444
ZTO Express Cayman, Inc. (ADR)	1,970	41,922

		472,579

Airlines - 0.2%
Qantas Airways Ltd.	59,993	296,731

Building Products - 0.6%
Allegion PLC	4,903	588,507
Continental Building Products, Inc. (a)	7,319	269,266
Johnson Controls International PLC	3,010	128,918

		986,691

Commercial Services & Supplies - 1.1%
Advanced Disposal Services, Inc. (a)	11,993	395,169
Copart, Inc. (a)	1,532	136,348
Republic Services, Inc.-Class A	1,170	103,720
Secom Co., Ltd. (c)	7,100	602,964
Stericycle, Inc. (a)(c)	12,122	761,504

		1,999,705

Electrical Equipment - 0.0%
Fangda Carbon New Material Co., Ltd.-Class A (a)	15,200	23,323

Industrial Conglomerates - 0.3%
3M Co.	2,814	477,733

Company	Shares	U.S. $ Value
CITIC Ltd.	20,000	$25,037
Toshiba Corp.	1,500	53,880

		556,650

Machinery - 0.5%
Dover Corp.	1,820	202,893
Mitsubishi Heavy Industries Ltd.	900	34,462
PACCAR, Inc.	1,653	134,505
Volvo AB-Class B	4,889	75,584
WABCO Holdings, Inc. (a)	2,912	392,392

		839,836

Marine - 0.0%
MISC Bhd	3,700	7,223

Professional Services - 0.9%
Experian PLC	5,380	178,461
ManpowerGroup, Inc.	557	51,600
RELX PLC	17,595	426,268
Thomson Reuters Corp. (c)	803	56,149
Verisk Analytics, Inc.-Class A	4,477	660,268
Wolters Kluwer NV	3,090	221,931

		1,594,677

Road & Rail - 0.0%
Nippon Express Co., Ltd.	800	50,773

Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	580	35,850
Xiamen C & D, Inc.	21,400	24,365

		60,215

Transportation Infrastructure - 0.1%
Aena SME SA (b)	130	23,854
Flughafen Zurich AG	760	134,730
International Container Terminal Services, Inc.	8,910	21,674
Westports Holdings Bhd	25,800	25,752

		206,010

		8,079,081

Communication Services - 3.8%
Diversified Telecommunication Services - 1.1%
Cogeco Communications, Inc.	1,335	115,309
Comcast Corp.-Class A	17,893	789,977
Elisa Oyj	240	12,828
HKT Trust & HKT Ltd.-Class SS	117,000	171,588
Inmarsat PLC	55,990	393,522
Nippon Telegraph & Telephone Corp.	4,300	217,231
Telenor ASA	3,258	59,483
Verizon Communications, Inc.	3,101	186,804

		1,946,742

Entertainment - 0.4%
Daiichikosho Co., Ltd.	1,700	84,256
Live Nation Entertainment, Inc. (a)	679	47,401
Nintendo Co., Ltd.	765	296,235

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B	7,118	$171,331

		599,223

Interactive Media & Services - 1.6%
Alphabet, Inc.-Class A (a)	133	173,444
Alphabet, Inc.-Class C (a)	1,494	1,949,610
Facebook, Inc.-Class A (a)	3,686	743,245

		2,866,299

Wireless Telecommunication Services - 0.7%
Advanced Info Service PCL	3,800	26,660
China Mobile Ltd.	27,500	207,337
DiGi.Com Bhd	14,000	15,025
Globe Telecom, Inc.	570	21,761
KDDI Corp.	14,900	428,090
PLDT, Inc.	1,150	24,411
SoftBank Group Corp.	7,500	291,768
Sprint Corp. (a)	36,152	214,020
T-Mobile US, Inc. (a)	110	8,641

		1,237,713

		6,649,977

Consumer Staples - 2.4%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	24,040
Coca-Cola European Partners PLC	2,211	111,567
PepsiCo, Inc.	2,487	337,809

		473,416

Food & Staples Retailing - 0.4%
Casino Guichard Perrachon SA (c)	1,306	57,472
Koninklijke Ahold Delhaize NV	6,800	175,144
Metro, Inc./CN	681	29,828
Sysco Corp.	2,760	222,317
Walmart, Inc.	2,720	323,925

		808,686

Food Products - 0.6%
Ajinomoto Co., Inc.	2,600	43,354
Danone SA	3,017	248,245
General Mills, Inc.	94	5,012
Hershey Co. (The)	130	19,261
Kellogg Co.	1,730	112,657
Morinaga & Co., Ltd./Japan	1,100	56,110
Nestle Malaysia Bhd	700	24,024
Nestle SA	1,760	182,767
NH Foods Ltd.	1,200	50,350
Salmar ASA	4,770	227,066
Tyson Foods, Inc.-Class A	644	57,889

		1,026,735

Household Products - 0.5%
Kimberly-Clark Corp.	820	111,799
Kimberly-Clark de Mexico SAB de CV-Class A (a)	13,340	25,518
Procter & Gamble Co. (The)	4,316	526,811

Company	Shares	U.S. $ Value
Reckitt Benckiser Group PLC	3,259	$255,829

		919,957

Personal Products - 0.5%
Avon Products, Inc. (a)	74,667	342,721
L’Oreal SA	689	196,450
Pola Orbis Holdings, Inc.	2,000	49,356
Unilever PLC	3,965	234,877

		823,404

Tobacco - 0.1%
KT&G Corp.	290	24,021
Philip Morris International, Inc.	2,911	241,409

		265,430

		4,317,628

Materials - 1.7%
Chemicals - 1.4%
Akzo Nobel NV	760	72,780
BASF SE	4,580	343,787
Ecolab, Inc.	2,030	378,940
International Flavors & Fragrances, Inc. (c)	9,251	1,306,518
Mitsubishi Chemical Holdings Corp.	5,500	40,817
Nitto Denko Corp.	600	33,683
OMNOVA Solutions, Inc. (a)	24,248	245,390
PhosAgro PJSC (GDR) (b)	6,581	81,078
Sinopec Shanghai Petrochemical Co., Ltd.	35,516	19,765
Sumitomo Chemical Co., Ltd.	9,900	44,703

		2,567,461

Containers & Packaging - 0.1%
Avery Dennison Corp.	940	122,548

Metals & Mining - 0.1%
Evraz PLC	12,939	61,963
Fortescue Metals Group Ltd. (c)	8,228	54,184
Kirkland Lake Gold Ltd.	1,016	42,673
Southern Copper Corp.	3,000	114,090

		272,910

Paper & Forest Products - 0.1%
Mondi PLC	4,872	105,475

		3,068,394

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Carrizo Oil & Gas, Inc. (a)(c)	37,711	241,728
Chevron Corp.	1,118	130,952
Exxon Mobil Corp.	445	30,318
HollyFrontier Corp.	1,620	83,511
Inpex Corp.	3,500	34,179
Jagged Peak Energy, Inc. (a)(c)	23,839	159,006
Kinder Morgan Canada Ltd. (b)	20,213	215,780
LUKOIL PJSC (Sponsored ADR)	2,768	263,735
Marathon Petroleum Corp.	6,965	422,357

Company	Shares	U.S. $ Value
Phillips 66	860	$98,659
PTT Exploration & Production PCL	6,100	24,224
Repsol SA	8,500	133,818
Royal Dutch Shell PLC-Class B	20,617	584,835
TOTAL SA	1,927	101,080
Valero Energy Corp.	780	74,482
Yanzhou Coal Mining Co., Ltd.-Class H	24,000	21,214

		2,619,878

Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Fibra Uno Administracion SA de CV	18,548	28,316
Host Hotels & Resorts, Inc.	7,164	125,298
Japan Retail Fund Investment Corp.	19	43,289
Liberty Property Trust	179	11,030
Merlin Properties Socimi SA	12,500	178,374
Nippon Building Fund, Inc.	22	165,061
Vornado Realty Trust	1,957	126,364

		677,732

Real Estate Management & Development - 0.3%
Agile Group Holdings Ltd.	18,000	25,256
CBRE Group, Inc.-Class A (a)	5,843	333,168
Guangzhou R&F Properties Co., Ltd.-Class H (c)	12,800	21,513
Nomura Real Estate Holdings, Inc.	2,200	53,219
Vonovia SE	2,280	118,679

		551,835

		1,229,567

Utilities - 0.6%
Electric Utilities - 0.3%
Enel SpA	38,929	294,229
Manila Electric Co.	3,930	24,671
PPL Corp.	3,866	131,560
Terna Rete Elettrica Nazionale SpA	10,107	64,866

		515,326

Gas Utilities - 0.0%
Snam SpA	5,940	29,512

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	770	30,592
Uniper SE	2,260	72,926

		103,518

Multi-Utilities - 0.1%
Canadian Utilities Ltd.-Class A	220	6,469
Engie SA	4,660	73,710
Public Service Enterprise Group, Inc.	2,180	129,296
Suez	1,910	28,276

		237,751

Water Utilities - 0.1%
Guangdong Investment Ltd.	68,000	140,615

Company	Shares	U.S. $ Value

		$1,026,722

Total Common Stocks (cost $63,535,080)		73,748,028

INVESTMENT COMPANIES - 26.1%
Funds and Investment Trusts - 26.1% (d)
AB All Market Real Return Portfolio-Class Z (e)	2,742,199	23,555,493
AB High Income Fund, Inc.-Class Z (e)	2,254,549	18,487,303
Consumer Staples Select Sector SPDR Fund (c)	6,660	412,920
Industrial Select Sector SPDR Fund	4,290	351,952
iShares Core U.S. Aggregate Bond ETF	7,850	885,951
iShares Global Healthcare ETF	6,910	462,901
iShares JP Morgan USD Emerging Markets Bond ETF	1,560	174,907
iShares US Technology ETF (c)	2,410	539,069
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E	5,245	172,823
Vanguard Total International Bond ETF	13,600	790,976

Total Investment Companies (cost $46,696,305)		45,834,295

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 7.9%
Austria - 0.2%
Republic of Austria Government Bond
0.50%, 2/20/29 (b)	EUR 359	418,800

Belgium - 0.3%
Kingdom of Belgium Government Bond
Series 81
0.80%, 6/22/27 (b)	202	239,218
Series 85
0.80%, 6/22/28 (b)	60	71,453
Series 87
0.90%, 6/22/29 (b)	123	148,185

		458,856

Finland - 0.2%
Finland Government Bond
0.50%, 9/15/29 (b)	348	406,635

France - 0.7%
French Republic Government Bond OAT
1.25%, 5/25/34 (b)	248	314,757
1.50%, 5/25/50 (b)	390	521,625
1.75%, 6/25/39 (b)	240	330,701

		1,167,083

Germany - 0.6%
Bundesrepublik Deutschland Bundesanleihe
1.25%, 8/15/48 (b)	450	654,499
Series 2007

	Principal Amount (000)		U.S. $ Value
4.25%, 7/04/39 (b)	EUR	188	$383,542

			1,038,041

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (b)		339	402,010

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		350	396,906
1.85%, 5/15/24		95	110,847
2.45%, 9/01/33 (b)		165	199,633
3.35%, 3/01/35 (b)		530	704,406
3.85%, 9/01/49 (b)		232	337,712
4.50%, 5/01/23		370	465,432
5.50%, 11/01/22 (b)		108	137,272

			2,352,208

Japan - 0.9%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	36,000	338,128
Series 63
0.40%, 6/20/49		25,700	234,628
Japan Government Twenty Year Bond
Series 143
1.60%, 3/20/33		27,400	301,876
Series 158
0.50%, 9/20/36		29,000	279,393
Series 159
0.60%, 12/20/36		28,400	278,043
Series 169
0.30%, 6/20/39		7,600	70,095

			1,502,163

Malaysia - 0.8%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	521	129,601
Series 0119
3.906%, 7/15/26		463	114,491
Series 0217
4.059%, 9/30/24		523	129,608
Series 0218
3.757%, 4/20/23		948	231,268
Series 0219
3.885%, 8/15/29		1,597	396,245
Series 0310
4.498%, 4/15/30		670	172,840
Series 0313
3.48%, 3/15/23		460	111,148
Series 0316
3.90%, 11/30/26		432	106,413

			1,391,614

	Principal Amount (000)		U.S. $ Value
Mexico - 0.3%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	8,852	$464,003

Netherlands - 0.6%
Netherlands Government Bond
0.00%, 1/15/24 (b)	EUR	985	1,110,527

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6215
7.00%, 8/16/23	RUB	23,730	381,208
Series 6227
7.40%, 7/17/24		15,980	261,104

			642,312

Spain - 0.5%
Spain Government Bond
1.95%, 4/30/26 (b)	EUR	327	403,109
2.35%, 7/30/33 (b)		168	225,334
2.90%, 10/31/46 (b)		30	45,621
4.20%, 1/31/37 (b)		145	245,871

			919,935

United Kingdom - 0.6%
United Kingdom Gilt
1.00%, 4/22/24 (b)	GBP	245	323,547
1.50%, 7/22/47 (b)		176	243,429
1.625%, 10/22/28 (b)		176	247,695
1.75%, 9/07/37 (b)		177	252,932

			1,067,603

United States - 0.3%
U.S. Treasury Bonds
2.50%, 2/15/46	U.S.$	387	409,207
3.125%, 8/15/44		101	118,786

			527,993

Total Governments - Treasuries (cost $13,485,082)			13,869,783

CORPORATES - INVESTMENT GRADE - 6.7%
Industrial - 3.6%
Basic - 0.2%
DuPont de Nemours, Inc.
5.419%, 11/15/48		45	56,013
Glencore Funding LLC
4.00%, 3/27/27 (b)		62	64,190
SABIC Capital II BV
4.00%, 10/10/23 (b)		200	210,250

			330,453

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.3%
3M Co.
3.25%, 8/26/49	U.S.$	75	$74,249
General Electric Co.
0.875%, 5/17/25	EUR	105	115,865
United Technologies Corp.
1.15%, 5/18/24		115	131,538
1.25%, 5/22/23		125	142,789
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	U.S.$	37	39,245

			503,686

Communications - Media - 0.2%
CBS Corp.
4.00%, 1/15/26		18	19,233
4.20%, 6/01/29		69	74,735
5.50%, 5/15/33		40	48,196
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		78	85,544
5.375%, 5/01/47		65	72,475
Comcast Corp.
4.60%, 8/15/45		45	54,362

			354,545

Communications - Telecommunications - 0.4%
AT&T, Inc.
4.375%, 9/14/29	GBP	160	242,693
4.55%, 3/09/49	U.S.$	65	71,172
Bell Canada, Inc.
4.70%, 9/11/23	CAD	52	42,089
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	56	85,731
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	66	51,793
Verizon Communications, Inc.
5.012%, 4/15/49	U.S.$	60	77,149
Vodafone Group PLC
4.25%, 9/17/50		39	40,579

			611,206

Consumer Cyclical - Automotive - 0.2%
General Motors Financial Co., Inc.
5.10%, 1/17/24		70	75,662
Harley-Davidson Financial Services, Inc.
4.05%, 2/04/22 (b)		230	237,464
Volkswagen Leasing GmbH
2.625%, 1/15/24 (b)	EUR	60	71,738

			384,864

Consumer Cyclical - Entertainment - 0.1%
Carnival PLC
1.00%, 10/28/29		105	115,274

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Las Vegas Sands Corp.
3.20%, 8/08/24	U.S.$	115	$117,153
3.50%, 8/18/26		44	45,006

			162,159

Consumer Cyclical - Restaurants - 0.0%
Starbucks Corp.
4.45%, 8/15/49		50	58,056

Consumer Cyclical - Retailers - 0.0%
Lowe’s Cos., Inc.
4.55%, 4/05/49		65	75,657

Consumer Non-Cyclical - 1.2%
AbbVie, Inc.
2.95%, 11/21/26 (b)		92	92,838
Allergan Funding SCS
2.625%, 11/15/28	EUR	135	170,659
Altria Group, Inc.
1.70%, 6/15/25		150	169,969
Amgen, Inc.
4.663%, 6/15/51	U.S.$	65	76,721
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		45	59,533
BAT Capital Corp.
3.215%, 9/06/26		133	133,157
3.222%, 8/15/24		120	122,200
Baxter International, Inc.
0.40%, 5/15/24	EUR	125	138,427
CVS Health Corp.
3.25%, 8/15/29	U.S.$	39	39,674
4.30%, 3/25/28		90	98,164
DH Europe Finance II SARL
0.45%, 3/18/28	EUR	170	185,002
Gilead Sciences, Inc.
4.80%, 4/01/44	U.S.$	45	54,199
Kraft Heinz Foods Co.
3.75%, 4/01/30 (b)		111	113,531
3.95%, 7/15/25		25	26,238
Medtronic Global Holdings SCA
1.125%, 3/07/27	EUR	120	139,050
Mylan NV
3.95%, 6/15/26	U.S.$	135	140,260
Reynolds American, Inc.
4.45%, 6/12/25		72	77,101
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (b)		200	214,992
Tyson Foods, Inc.
4.00%, 3/01/26		35	37,914
4.55%, 6/02/47		45	51,696

			2,141,325

Energy - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		75	76,926
Energy Transfer Operating LP

	Principal Amount (000)		U.S. $ Value
4.50%, 4/15/24	U.S.$	55	$58,240
5.50%, 6/01/27		49	54,251
Hess Corp.
4.30%, 4/01/27		78	82,031
Occidental Petroleum Corp.
3.20%, 8/15/26		12	12,067
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		103	105,031
Valero Energy Corp.
6.625%, 6/15/37		125	165,220

			553,766

Services - 0.0%
IHS Markit Ltd.
3.625%, 5/01/24		34	35,388

Technology - 0.6%
Apple, Inc.
4.65%, 2/23/46		40	50,435
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		24	24,706
3.875%, 1/15/27		33	33,685
Broadcom, Inc.
3.625%, 10/15/24 (b)		70	71,936
4.25%, 4/15/26 (b)		52	54,453
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	100	110,699
1.50%, 5/21/27		103	119,588
Fiserv, Inc.
1.125%, 7/01/27		105	118,870
International Business Machines Corp.
0.875%, 1/31/25		165	188,758
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (b)	U.S.$	52	54,624
Oracle Corp.
6.125%, 7/08/39		40	56,536
QUALCOMM, Inc.
4.80%, 5/20/45		45	54,094
Seagate HDD Cayman
4.75%, 1/01/25		36	38,038

			976,422

			6,302,801

Financial Institutions - 2.7%
Banking - 1.8%
AIB Group PLC
4.263%, 4/10/25 (b)		200	210,536
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	100	124,905
Bank of America Corp.
1.379%, 2/07/25 (b)		105	121,018
2.375%, 6/19/24 (b)		100	121,060
Barclays PLC
2.375%, 10/06/23 (b)	GBP	100	131,126

	Principal Amount (000)		U.S. $ Value
Capital One Financial Corp.
1.65%, 6/12/29	EUR	140	$160,027
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	129,075
Cooperatieve Rabobank UA
4.375%, 8/04/25	U.S.$	250	271,385
Credit Suisse Group AG
2.125%, 9/12/25 (b)	GBP	100	130,843
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 8/08/25 (b)		100	135,423
Goldman Sachs Group, Inc.
(The) 4.25%, 1/29/26 (b)		100	146,050
ING Groep NV
3.00%, 2/18/26 (b)		100	138,077
Mitsubishi UFJ Financial Group, Inc.
0.872%, 9/07/24 (b)	EUR	100	112,894
Morgan Stanley
3.00%, 2/07/24	CAD	145	110,922
Series G
1.375%, 10/27/26	EUR	111	129,024
1.75%, 3/11/24		100	117,240
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (b)(f)	GBP	36	46,693
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	118	126,757
Standard Chartered PLC
3.785%, 5/21/25 (b)		200	207,392
UBS Group AG
4.125%, 9/24/25 (b)		200	216,368
UniCredit SpA
3.75%, 4/12/22 (b)		200	204,274
US Bancorp Series J
5.30%, 4/15/27 (f)		46	50,579
Wells Fargo & Co.
2.125%, 6/04/24 (b)	EUR	100	119,540

			3,261,208

Brokerage - 0.1%
SURA Asset Management SA
4.875%, 4/17/24 (b)	U.S.$	107	114,055

Finance - 0.1%
Synchrony Financial
3.95%, 12/01/27		15	15,671
4.50%, 7/23/25		93	99,764

			115,435

Insurance - 0.7%
Aon PLC
2.875%, 5/14/26	EUR	135	169,207
ASR Nederland NV 5.125%, 9/29/45 (b)		110	143,620
Chubb INA Holdings, Inc.

	Principal Amount (000)		U.S. $ Value
0.875%, 6/15/27	EUR	125	$141,460
1.55%, 3/15/28		100	118,714
CNP Assurances
4.25%, 6/05/45 (b)		100	127,380
Credit Agricole Assurances SA
4.75%, 9/27/48 (b)		100	133,009
Massachusetts Mutual Life Insurance Co
. 3.729%, 10/15/70 (b)	U.S.$	33	33,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (b)	EUR	100	129,139
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	U.S.$	41	70,305
Prudential Financial, Inc.
5.625%, 6/15/43		98	106,361
Swiss Re America Holding Corp.
7.00%, 2/15/26		77	96,516
UnitedHealth Group, Inc.
4.75%, 7/15/45		40	49,368

			1,318,211

			4,808,909

Utility - 0.4%
Electric - 0.2%
Enel Finance International NV
2.65%, 9/10/24 (b)		200	200,128
Iberdrola Finanzas SA
7.375%, 1/29/24	GBP	50	80,326

			280,454

Other Utility – 0.2%
Severn Trent Utilities Finance PLC
3.625%, 1/16/26 (b)		150	215,575
Yorkshire Water Finance PLC
6.588%, 2/21/23		80	121,111

			336,686

			617,140

Total Corporates - Investment Grade (cost $11,441,403)			11,728,850

MORTGAGE PASS-THROUGHS - 3.0%
Agency Fixed Rate 30-Year - 2.8%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 6/01/49-10/01/49	U.S.$	490	512,478
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		28	30,955
Series 2018
4.00%, 12/01/48		197	208,451
4.50%, 11/01/48		205	219,204
Series 2019
4.50%, 2/01/49		158	169,413

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33	U.S.$	22	$24,464
Series 2004
5.50%, 4/01/34-5/01/34		21	23,414
Series 2005
5.50%, 2/01/35		15	17,170
Series 2018
3.50%, 3/01/48-4/01/48		1,056	1,105,142
4.00%, 8/01/48-9/01/48		594	628,006
4.50%, 9/01/48		365	389,440
4.50%, 12/12/49, TBA		817	858,297
5.00%, 12/12/49, TBA		280	299,075
Series 2019
3.50%, 10/01/49		223	231,913
3.50%, 12/12/49, TBA		225	230,976

			4,948,398

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	279	241,346

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2011
4.588% (LIBOR 12 Month + 1.76%), 5/01/38 (g)	U.S.$	32	33,437
Federal National Mortgage Association
Series 2003
4.81% (LIBOR 12 Month + 1.81%), 12/01/33 (g)		20	20,933

			54,370

Total Mortgage Pass-Throughs (cost $5,129,192)			5,244,114

INFLATION-LINKED SECURITIES - 2.7%
Japan - 1.7%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	125,095	1,173,550
Series 22
0.10%, 3/10/27		74,237	699,491
Series 23
0.10%, 3/10/28		121,008	1,141,845

			3,014,886

United States - 1.0%
U.S. Treasury Inflation Index
0.125%, 7/15/24-7/15/26 (TIPS)	U.S.$	1,372	1,371,755
0.75%, 7/15/28 (TIPS)		211	220,935
2.375%, 1/15/25 (TIPS)		123	135,982

			1,728,672

Total Inflation-Linked Securities (cost $4,669,275)			4,743,558

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Non-Agency Floating Rate CMBS - 0.8%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.665% (LIBOR 1 Month + 0.90%), 4/15/35 (b)(g)	U.S.$	144	$143,639
Series 2018-KEYS, Class A
2.765% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(g)		100	99,625
BHMS
Series 2018-ATLS, Class A
3.015% (LIBOR 1 Month + 1.25%), 7/15/35 (b)(g)		113	113,469
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.585% (LIBOR 1 Month + 0.82%), 6/15/35 (b)(g)		100	99,628
BX Commercial Mortgage Trust
Series 2019-IMC, Class A
2.765% (LIBOR 1 Month + 1.00%), 4/15/34 (b)(g)		105	104,430
Colony Mortgage Capital Ltd.
Series 2019-IKPR, Class C
3.479% (LIBOR 1 Month + 1.78%), 11/15/38 (b)(g)		131	130,251
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.763% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(g)		140	139,912
GS Mortgage Securities Corp. Trust 2019-SMP
Series 2019-SMP, Class C
3.465% (LIBOR 1 Month + 1.70%), 8/15/32 (b)(g)		160	160,001
Invitation Homes Trust
Series 2018-SFR4, Class A
2.863% (LIBOR 1 Month + 1.10%), 1/17/38 (b)(g)		168	167,909
MSCG Trust
Series 2018-SELF, Class A
2.665% (LIBOR 1 Month + 0.90%), 10/15/37 (b)(g)		150	150,140
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.549% (LIBOR 1 Month + 0.78%), 7/15/33 (b)(g)		110	109,693

			1,418,697

Non-Agency Fixed Rate CMBS - 0.4%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46		160	166,187

	Principal Amount (000)		U.S. $ Value
COMM 2014-UBS4 Mortgage Trust
Series 2014-UBS4, Class C
4.801%, 8/10/47	U.S.$	135	$140,426
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		53	52,539
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		134	136,752
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class AS
4.176%, 5/15/47		120	127,986

			623,890

Total Commercial Mortgage-Backed Securities (cost $2,024,844)			2,042,587

COLLATERALIZED LOAN OBLIGATIONS - 1.1%
CLO - Floating Rate - 1.1%
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.10% (LIBOR 3 Month + 1.16%), 1/27/31 (b)(g)		250	248,917
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
3.766% (LIBOR 3 Month + 1.80%), 7/21/31 (b)(g)		250	243,121
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.183% (LIBOR 3 Month + 1.18%), 12/18/30 (b)(g)		250	247,816
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-29A, Class B1
3.666% (LIBOR 3 Month + 1.70%), 10/19/31 (b)(g)		250	247,601
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1
3.286% (LIBOR 3 Month + 1.32%), 3/17/30 (b)(g)		250	250,290
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.156% (LIBOR 3 Month + 1.19%), 10/20/30 (b)(g)		250	249,561
TIAA CLO I Ltd.
Series 2016-1A, Class AR
3.166% (LIBOR 3 Month + 1.20%), 7/20/31 (b)(g)		250	248,325
TIAA CLO II Ltd.
Series 2017-1A, Class A
3.246% (LIBOR 3 Month + 1.28%), 4/20/29 (b)(g)		250	250,014

Total Collateralized Loan Obligations (cost $1,996,914)			1,985,645

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Risk Share Floating Rate - 1.1%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.058% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(g)	U.S.$	150	$150,258
Eagle RE Ltd.
Series 2018-1, Class M1
3.408% (LIBOR 1 Month + 1.70%), 11/25/28 (b)(g)		130	130,304
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
3.908% (LIBOR 1 Month + 2.20%), 2/25/24 (g)		106	107,009
Series 2015-DNA2, Class M2
4.308% (LIBOR 1 Month + 2.60%), 12/25/27 (g)		24	24,103
Series 2016-DNA4, Class M3
5.508% (LIBOR 1 Month + 3.80%), 3/25/29 (g)		250	266,614
Series 2017-DNA1, Class M2
4.958% (LIBOR 1 Month + 3.25%), 7/25/29 (g)		250	263,017
Series 2017-DNA2, Class M1
3.022% (LIBOR 1 Month + 1.20%), 10/25/29 (g)		139	139,574
Series 2017-DNA2, Class M2
5.272% (LIBOR 1 Month + 3.45%), 10/25/29 (g)		250	266,251
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.708% (LIBOR 1 Month + 5.00%), 11/25/24 (g)		90	96,369
Series 2016-C03, Class 1M1
3.708% (LIBOR 1 Month + 2.00%), 10/25/28 (g)		7	7,168
Series 2016-C04, Class 1M1
3.158% (LIBOR 1 Month + 1.45%), 1/25/29 (g)		5	4,973
Series 2016-C06, Class 1M1
3.008% (LIBOR 1 Month + 1.30%), 4/25/29 (g)		66	66,307
Series 2016-C06, Class 1M2
5.958% (LIBOR 1 Month + 4.25%), 4/25/29 (g)		228	244,038
Series 2017-C02, Class 2M1
2.858% (LIBOR 1 Month + 1.15%), 9/25/29 (g)		21	20,530

	Principal Amount (000)		U.S. $ Value
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805% (LIBOR 1 Month + 2.00%), 3/27/24 (g)(h)	U.S.$	153	$152,347

			1,938,862

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.558%, 5/28/35		33	31,289

Total Collateralized Mortgage Obligations (cost $1,967,721)			1,970,151

COVERED BONDS - 1.1%
Banco de Sabadell SA
0.875%, 11/12/21 (b)	EUR	100	112,780
Canadian Imperial Bank of Commerce
0.00%, 7/25/22 (b)		177	196,516
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (b)		110	123,501
1.75%, 1/15/21 (b)		166	187,159
DNB Boligkreditt AS
3.875%, 6/16/21 (b)		147	172,505
Nationwide Building Society
4.375%, 2/28/22 (b)		150	182,453
Santander UK PLC
1.625%, 11/26/20 (b)		156	175,129
Stadshypotek AB
Series 1588
1.50%, 3/01/24 (b)	SEK	2,000	218,399
Swedbank Hypotek AB
Series 194
1.00%, 9/18/24 (b)		2,100	224,685
UBS AG/London
1.375%, 4/16/21 (b)	EUR	169	190,589
4.00%, 4/08/22 (b)		84	101,921

Total Covered Bonds (cost $1,861,716)			1,885,637

ASSET-BACKED SECURITIES - 0.4%
Autos - Fixed Rate - 0.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class C
4.95%, 3/20/25 (b)	U.S.$	120	128,139
Flagship Credit Auto Trust
Series 2018-3, Class D
4.15%, 12/16/24 (b)		78	81,163
Hertz Vehicle Financing II LP
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		140	140,833
Series 2019-1A, Class B

	Principal Amount (000)		U.S. $ Value
4.10%, 3/25/23 (b)	U.S.$	165	$169,894

			520,029

Other ABS - Fixed Rate - 0.1%
SBA Tower Trust
Series 2014-2A, Class C
3.869%, 10/15/49 (b)		85	88,744
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (b)		29	29,623
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (b)		115	117,501

			235,868

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
2.833% (LIBOR 1 Month + 1.13%), 12/25/32 (g)		10	10,333

Total Asset-Backed Securities (cost $740,644)			766,230

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Indonesia - 0.1%
Indonesia Government International Bond
4.45%, 2/11/24		235	252,919

Qatar - 0.1%
Qatar Government International Bond
5.25%, 1/20/20 (b)		100	100,400

Saudi Arabia - 0.2%
Saudi Government International Bond
2.875%, 3/04/23 (b)		200	203,700
3.25%, 10/26/26 (b)		200	206,500

			410,200

Total Governments - Sovereign Bonds (cost $741,042)			763,519

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Ontario Canada
6.50%, 3/08/29
(cost $464,102)	CAD	445	456,511

SUPRANATIONALS - 0.2%
Supranational - 0.2%
European Investment Bank
1.25%, 5/12/25 (b)	SEK	2,860	312,773
4.75%, 8/07/24 (b)	AUD	114	89,721

Total Supranationals (cost $410,438)			402,494

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Sweden - 0.2%
Kommuninvest I Sverige AB
Series 2410
1.00%, 10/02/24 (b)
(cost $318,952)	SEK	2,890	$311,152

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
China - 0.1%
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (b)	U.S.$	200	199,861

Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47		75	73,969

Total Quasi-Sovereigns (cost $269,894)			273,830

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.625%, 3/01/40
(cost $235,516)		165	266,612

EMERGING MARKETS - TREASURIES - 0.1%
South Africa - 0.1%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30
(cost $196,433)	ZAR	3,172	199,174

	Shares
SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.58% (d)(e)(i)
(cost $4,752,986)		4,752,986	4,752,986

	Principal Amount (000)
Governments - Treasuries - 0.7%
Japan - 0.7%
Japan Treasury Discount Bill, Series 857
Zero Coupon, 12/16/19
(cost $1,198,452)	JPY	130,850	1,195,907

Total Short-Term Investments (cost $5,951,438)			5,948,893

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.1% (cost $162,135,991)		$172,441,063

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.58% (d)(e)(i) (cost $1,747,156)	1,747,156	1,747,156

Total Investments - 99.1% (cost $163,883,147) (j)		174,188,219
Other assets less liabilities - 0.9%		1,615,115

Net Assets - 100.0%		$175,803,334

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	1	March 2020	$105,451	$74
10 Yr Japan Bond (OSE) Futures	16	December 2019	22,395,906	(294,741)
3 Yr Australian Bond Futures	13	December 2019	1,018,859	2,771
Amsterdam Index Futures	2	December 2019	263,211	42
DAX Index Futures	1	December 2019	364,875	10,285
Euro-BTP Futures	56	December 2019	8,717,703	(142,104)
Euro-CAC40 10 Futures	9	December 2019	584,956	(459)
Euro-Schatz Futures	5	December 2019	616,898	(3,944)
FTSE/MIB Index Futures	1	December 2019	128,211	(920)
IBEX 35 Index Futures	2	December 2019	205,488	(141)
Long Gilt Futures	19	March 2020	3,262,271	(1,016)
MSCI Emerging Markets Futures	79	December 2019	4,100,100	(50,621)
OMXS30 Index Futures	13	December 2019	234,883	(4,850)
Russell 2000 E-Mini Futures	20	December 2019	1,623,800	41,283
S&P Mid 400 E-Mini Futures	9	December 2019	1,809,000	40,785
U.S. Long Bond (CBT) Futures	5	March 2020	794,844	196
U.S. T-Note 5 Yr (CBT) Futures	52	March 2020	6,186,375	(2,910)
U.S. Ultra Bond (CBT) Futures	58	March 2020	10,887,688	53,938
Sold Contracts
10 Yr Australian Bond Futures	16	December 2019	1,591,451	6,858
10 Yr Canadian Bond Futures	11	March 2020	1,159,956	(846)
10 Yr Mini Japan Government Bond Futures	29	December 2019	4,058,993	46,886
Euro Buxl 30 Yr Bond Futures	2	December 2019	458,966	28,446
Euro STOXX 50 Futures	35	December 2019	1,427,602	(57,733)
Euro-BOBL Futures	5	December 2019	739,969	11,960
Euro-Bund Futures	13	December 2019	2,450,303	39,596
FTSE 100 Index Futures	2	December 2019	190,503	(472)
Hang Seng Index Futures	4	December 2019	672,773	24,377
MSCI EAFE Futures	9	December 2019	889,785	(35,197)
MSCI Singapore Index ETS Futures	12	December 2019	323,165	1,702
Russell 1000 E-Mini Futures	24	December 2019	2,085,600	(91,414)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Futures	136	December 2019	$21,377,160	$(921,841)
S&P/TSX 60 Index Futures	6	December 2019	919,401	(22,678)
SPI 200 Futures	4	December 2019	463,740	(13,712)
U.S. 10 Yr Ultra Futures	8	March 2020	1,137,750	4,833
U.S. T-Note 10 Yr (CBT) Futures	6	March 2020	776,156	1,546
U.S. T-Note 2 Yr (CBT) Futures	2	March 2020	431,172	13

				$(1,330,008)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	2,987	USD	424	12/19/19	$(1,090)
Australia and New Zealand Banking Group Ltd.	USD	674	CNY	4,743	12/19/19	193
Australia and New Zealand Banking Group Ltd.	USD	534	HKD	4,182	5/26/20	(161)
Bank of America, NA	JPY	130,875	USD	1,205	1/15/20	4,562
Bank of America, NA	RUB	57,677	USD	897	1/17/20	5,702
Bank of America, NA	INR	15,039	USD	211	1/16/20	1,802
Bank of America, NA	USD	2,087	RUB	134,129	1/17/20	(13,419)
Barclays Bank PLC	INR	49,319	USD	686	1/16/20	1,241
Barclays Bank PLC	INR	29,920	USD	415	1/16/20	(14)
Barclays Bank PLC	PHP	28,458	USD	551	12/06/19	(9,213)
Barclays Bank PLC	CNY	2,708	USD	384	2/13/20	(820)
Barclays Bank PLC	NZD	2,284	USD	1,459	1/17/20	(8,584)
Barclays Bank PLC	AUD	2,122	USD	1,441	1/23/20	3,178
Barclays Bank PLC	CHF	1,404	USD	1,429	1/10/20	19,412
Barclays Bank PLC	MYR	293	USD	70	2/13/20	(360)
Barclays Bank PLC	CHF	530	NOK	4,868	1/16/20	(3,927)
Barclays Bank PLC	USD	960	MYR	3,981	2/13/20	(9,795)
Barclays Bank PLC	USD	951	CHF	947	1/10/20	(286)
Barclays Bank PLC	USD	819	NZD	1,274	1/17/20	(643)
Barclays Bank PLC	USD	321	CNY	2,233	12/19/19	(3,152)
Barclays Bank PLC	USD	1,803	TRY	10,729	12/05/19	60,873
Barclays Bank PLC	USD	1,532	CNY	10,902	2/13/20	16,036
Barclays Bank PLC	USD	208	INR	14,829	1/16/20	(1,780)
Barclays Bank PLC	USD	1,403	INR	101,172	1/16/20	1,157
Barclays Bank PLC	USD	621	PHP	31,589	12/06/19	5
Barclays Bank PLC	USD	1,088	TWD	32,939	2/20/20	(2,131)
BNP Paribas SA	COP	1,249,523	USD	376	1/15/20	21,224
BNP Paribas SA	USD	2,245	NOK	20,133	1/08/20	(60,812)
BNP Paribas SA	USD	1,681	SEK	16,265	1/08/20	21,336
Citibank, NA	KRW	243,696	USD	208	2/06/20	1,780
Citibank, NA	PHP	92,115	USD	1,768	12/06/19	(44,360)
Citibank, NA	CNY	1,868	USD	264	12/19/19	(1,443)
Citibank, NA	SGD	2,564	USD	1,883	1/16/20	7,577
Citibank, NA	USD	873	EUR	789	1/16/20	(633)
Citibank, NA	USD	863	CZK	20,252	1/09/20	11,406
Citibank, NA	USD	543	PHP	28,191	12/06/19	11,499
Citibank, NA	USD	583	JPY	63,336	12/13/19	(3,401)
Citibank, NA	USD	445	KRW	519,765	2/06/20	(3,796)
Citibank, NA	USD	1,818	IDR	25,783,776	2/27/20	(9,124)
Credit Suisse International	SEK	15,333	USD	1,575	1/08/20	(29,681)
Credit Suisse International	NOK	9,263	USD	1,021	1/08/20	16,295
Credit Suisse International	HKD	8,363	USD	1,066	5/26/20	(1,711)
Credit Suisse International	BRL	7,095	USD	1,681	1/03/20	8,247
Credit Suisse International	BRL	7,593	USD	1,798	12/03/19	4,426
Credit Suisse International	TRY	3,594	USD	621	12/05/19	(3,552)
Credit Suisse International	USD	532	EUR	479	1/16/20	(1,993)
Credit Suisse International	USD	1,802	BRL	7,593	12/03/19	(8,504)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	118	BRL	498	1/03/20	$(579)
Credit Suisse International	CHF	532	SEK	5,237	1/10/20	14,643
Credit Suisse International	USD	681	CHF	670	1/10/20	(8,584)
Credit Suisse International	USD	533	HKD	4,181	5/26/20	363
Credit Suisse International	USD	1,081	SEK	10,472	1/08/20	15,318
Credit Suisse International	USD	576	NOK	5,275	1/08/20	(3,899)
Deutsche Bank AG	PEN	3,437	USD	1,027	1/15/20	18,599
Goldman Sachs Bank USA	HUF	628,379	USD	2,076	1/09/20	1,620
Goldman Sachs Bank USA	JPY	448,287	USD	4,148	1/30/20	33,912
Goldman Sachs Bank USA	BRL	9,033	USD	2,186	12/03/19	51,953
Goldman Sachs Bank USA	MYR	3,932	USD	934	2/13/20	(4,634)
Goldman Sachs Bank USA	BRL	1,068	USD	250	12/20/19	(1,903)
Goldman Sachs Bank USA	CHF	699	USD	703	1/10/20	1,859
Goldman Sachs Bank USA	USD	607	EUR	546	1/16/20	(3,883)
Goldman Sachs Bank USA	USD	2,199	BRL	9,033	12/03/19	(65,307)
Goldman Sachs Bank USA	USD	342	RUB	21,949	1/17/20	(2,479)
Goldman Sachs Bank USA	USD	52	CLP	38,545	1/15/20	(3,680)
Goldman Sachs Bank USA	USD	1,597	JPY	172,611	1/30/20	(13,058)
Goldman Sachs Bank USA	USD	524	KRW	612,274	2/06/20	(4,875)
HSBC Bank USA	EUR	11,612	USD	12,804	1/16/20	(33,300)
HSBC Bank USA	CNY	1,492	USD	210	12/19/19	(2,550)
HSBC Bank USA	USD	610	SEK	5,835	1/08/20	608
HSBC Bank USA	USD	210	INR	15,091	1/16/20	(635)
HSBC Bank USA	USD	779	JPY	84,203	1/30/20	(6,335)
HSBC Bank USA	USD	292	CLP	231,579	1/15/20	(3,222)
JPMorgan Chase Bank, NA	NOK	10,645	USD	1,164	1/08/20	8,971
JPMorgan Chase Bank, NA	AUD	1,542	USD	1,065	1/23/20	20,619
JPMorgan Chase Bank, NA	CHF	2,083	USD	2,108	1/10/20	16,850
JPMorgan Chase Bank, NA	USD	1,572	AUD	2,296	1/23/20	(16,243)
JPMorgan Chase Bank, NA	USD	212	INR	15,039	1/16/20	(2,818)
Morgan Stanley Capital Services, Inc.	CLP	2,155,283	USD	2,913	1/15/20	225,813
Morgan Stanley Capital Services, Inc.	EUR	1,310	USD	1,448	1/16/20	(510)
Morgan Stanley Capital Services, Inc.	EUR	1,186	USD	1,311	12/16/19	3,206
Morgan Stanley Capital Services, Inc.	MYR	773	USD	183	2/13/20	(992)
Morgan Stanley Capital Services, Inc.	BRL	575	USD	137	12/20/19	1,245
Morgan Stanley Capital Services, Inc.	USD	131	RUB	8,405	1/17/20	(848)
Morgan Stanley Capital Services, Inc.	USD	314	INR	22,740	1/16/20	1,489
Morgan Stanley Capital Services, Inc.	USD	212	KRW	246,684	2/06/20	(3,114)
Natwest Markets PLC	JPY	71,602	USD	672	12/16/19	16,662
Natwest Markets PLC	USD	330	TWD	9,698	11/10/20	(4,425)
Natwest Markets PLC	USD	314	CLP	232,431	1/15/20	(24,105)
Natwest Markets PLC	USD	319	KRW	370,050	2/06/20	(4,872)
Standard Chartered Bank	KRW	1,276,423	USD	1,095	2/06/20	12,831
Standard Chartered Bank	GBP	1,958	USD	2,523	1/10/20	(12,675)
State Street Bank & Trust Co.	HUF	124,176	USD	423	1/09/20	12,959
State Street Bank & Trust Co.	JPY	94,470	USD	873	1/30/20	5,574
State Street Bank & Trust Co.	JPY	62,463	USD	577	12/13/19	6,242
State Street Bank & Trust Co.	NOK	28,922	USD	3,194	1/08/20	56,117
State Street Bank & Trust Co.	SEK	18,443	USD	1,913	1/08/20	(17,551)
State Street Bank & Trust Co.	THB	8,933	USD	296	1/16/20	162
State Street Bank & Trust Co.	JPY	8,572	USD	79	3/16/20	338
State Street Bank & Trust Co.	CZK	8,012	USD	344	1/09/20	(1,638)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	MXN	21,434	USD	1,103	1/07/20	$13,100
State Street Bank & Trust Co.	ZAR	9,247	USD	620	1/23/20	(6,529)
State Street Bank & Trust Co.	SEK	3,103	USD	320	1/10/20	(4,976)
State Street Bank & Trust Co.	TRY	6,100	USD	1,024	12/05/19	(35,770)
State Street Bank & Trust Co.	NOK	1,411	USD	153	1/08/20	(383)
State Street Bank & Trust Co.	MYR	1,102	USD	262	2/13/20	(511)
State Street Bank & Trust Co.	PLN	1,420	USD	366	1/09/20	2,933
State Street Bank & Trust Co.	CHF	3,178	USD	3,234	1/10/20	44,279
State Street Bank & Trust Co.	ILS	1,308	USD	372	1/15/20	(5,348)
State Street Bank & Trust Co.	TRY	611	USD	101	1/21/20	(3,564)
State Street Bank & Trust Co.	EUR	836	USD	921	1/16/20	(2,285)
State Street Bank & Trust Co.	CAD	1,087	USD	818	1/23/20	(1,274)
State Street Bank & Trust Co.	NZD	996	USD	637	1/17/20	(3,046)
State Street Bank & Trust Co.	EUR	2,035	USD	2,262	1/16/20	12,268
State Street Bank & Trust Co.	AUD	787	USD	536	1/23/20	3,239
State Street Bank & Trust Co.	NZD	330	USD	212	1/17/20	23
State Street Bank & Trust Co.	EUR	626	USD	698	12/16/19	7,136
State Street Bank & Trust Co.	GBP	1,207	USD	1,496	12/16/19	(65,574)
State Street Bank & Trust Co.	SGD	289	USD	213	1/16/20	1,760
State Street Bank & Trust Co.	GBP	859	USD	1,107	1/10/20	(4,870)
State Street Bank & Trust Co.	CAD	510	USD	386	12/16/19	1,562
State Street Bank & Trust Co.	GBP	164	USD	213	1/10/20	449
State Street Bank & Trust Co.	EUR	59	USD	65	12/16/19	(174)
State Street Bank & Trust Co.	CAD	66	USD	50	12/16/19	(175)
State Street Bank & Trust Co.	EUR	17	USD	19	3/16/20	(11)
State Street Bank & Trust Co.	USD	3,217	CHF	3,168	1/10/20	(37,329)
State Street Bank & Trust Co.	USD	835	GBP	650	12/16/19	6,249
State Street Bank & Trust Co.	USD	571	CAD	760	1/23/20	1,617
State Street Bank & Trust Co.	USD	18	CAD	24	12/16/19	(5)
State Street Bank & Trust Co.	USD	19	CAD	25	12/16/19	60
State Street Bank & Trust Co.	USD	2,075	EUR	1,864	1/16/20	(14,447)
State Street Bank & Trust Co.	USD	623	GBP	482	1/10/20	1,879
State Street Bank & Trust Co.	USD	886	EUR	793	12/16/19	(11,563)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	81	JPY	9,521	12/16/19	$(1,761)
State Street Bank & Trust Co.	EUR	95	TRY	613	12/05/19	1,561
State Street Bank & Trust Co.	USD	119	EUR	108	1/16/20	141
State Street Bank & Trust Co.	EUR	190	GBP	162	1/10/20	(38)
State Street Bank & Trust Co.	USD	212	EUR	192	1/08/20	(4)
State Street Bank & Trust Co.	USD	267	GBP	206	1/10/20	(467)
State Street Bank & Trust Co.	USD	832	NZD	1,295	1/17/20	(593)
State Street Bank & Trust Co.	USD	1,027	SGD	1,395	1/16/20	(6,605)
State Street Bank & Trust Co.	EUR	289	NOK	2,867	1/08/20	(8,105)
State Street Bank & Trust Co.	USD	491	AUD	719	1/23/20	(4,060)
State Street Bank & Trust Co.	CHF	318	SEK	3,103	1/10/20	6,097
State Street Bank & Trust Co.	USD	1,157	SEK	11,220	1/08/20	17,630
State Street Bank & Trust Co.	USD	722	PLN	2,759	1/09/20	(17,129)
State Street Bank & Trust Co.	USD	1,099	NZD	1,725	1/17/20	9,400
State Street Bank & Trust Co.	USD	379	ILS	1,308	1/15/20	(1,770)
State Street Bank & Trust Co.	USD	411	TRY	2,385	1/21/20	(1,065)
State Street Bank & Trust Co.	USD	361	TRY	2,168	1/21/20	10,956
State Street Bank & Trust Co.	USD	1,465	NOK	13,185	1/08/20	(34,043)
State Street Bank & Trust Co.	USD	417	TRY	2,434	12/05/19	6,243
State Street Bank & Trust Co.	USD	193	CNY	1,367	12/19/19	1,288
State Street Bank & Trust Co.	NOK	1,960	EUR	191	1/16/20	(1,248)
State Street Bank & Trust Co.	SEK	2,069	EUR	191	1/10/20	(5,490)
State Street Bank & Trust Co.	SEK	3,201	CHF	324	1/10/20	(9,583)
State Street Bank & Trust Co.	USD	816	CZK	18,680	1/09/20	(8,875)
State Street Bank & Trust Co.	USD	2,239	MXN	43,334	1/07/20	(35,105)
State Street Bank & Trust Co.	USD	977	ZAR	14,550	1/23/20	9,111
State Street Bank & Trust Co.	JPY	9,557	EUR	81	12/16/19	1,540
State Street Bank & Trust Co.	USD	158	JPY	16,834	12/16/19	(3,850)
State Street Bank & Trust Co.	USD	390	JPY	42,009	3/16/20	(3,486)
State Street Bank & Trust Co.	HUF	62,746	EUR	191	1/09/20	3,648
State Street Bank & Trust Co.	USD	541	HUF	161,297	1/09/20	(9,071)
UBS AG	KRW	246,158	USD	211	2/06/20	1,839
UBS AG	JPY	65,516	USD	613	12/16/19	13,504
UBS AG	PHP	60,793	USD	1,194	3/12/20	1,557
UBS AG	BRL	7,946	USD	1,979	12/03/19	102,174
UBS AG	CAD	1,370	USD	1,031	1/23/20	(920)
UBS AG	GBP	685	USD	890	1/10/20	3,048
UBS AG	USD	1,893	BRL	7,946	12/03/19	(16,540)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	1,263	EUR	1,140	1/16/20	$(2,208)
UBS AG	USD	1,197	PHP	60,793	12/06/19	(578)

						$188,668

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
BRL vs. USD/ Bank of America, NA (k)	BRL	4.400	01/2020	2,323,200	BRL	2,323	$3,018	$(3,482)
BRL vs. USD/ Morgan Stanley Capital Services LLC (k)	BRL	4.350	12/2019	6,881,700	BRL	6,882	6,349	(5,193)
RUB vs. USD/ Bank of America, NA (k)	RUB	66.600	01/2020	28,171,800	RUB	28,172	3,241	(1,366)
RUB vs. USD/ Natwest Markets PLC (k)	RUB	68.325	12/2019	88,617,525	RUB	88,618	15,966	(76)

							$28,574	$(10,117)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/24*	(5.00)%	Quarterly	3.02%	USD	321	$(28,846)	$(25,636)	$(3,210)
iTraxx-Australia Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.56	USD	1,200	(27,757)	(19,682)	(8,075)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/24*	5.00	Quarterly	3.02	USD	1,758	158,116	121,427	36,689
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00	Quarterly	0.30	USD	15,360	302,957	158,560	144,397
CDX-NAIG Series 33, 5 Year Index, 12/20/24*	1.00	Quarterly	0.50	USD	280	7,317	5,284	2,033

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00%	Quarterly	0.19%	EUR	6,710	$170,245	$92,192	$78,053
iTraxxx Europe Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.31	EUR	240	7,099	4,541	2,558

						$589,131	$336,686	$252,445

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 1,800	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	$(16,556)	$—	$(16,556)
USD 2,200	11/01/21	3 Month LIBOR	1.646%	Quarterly/Semi-Annual	231	—	231
NZD 2,460	11/19/22	3 Month BKBM	1.185%	Quarterly/Semi-Annual	1,901	—	1,901
CAD 1,960	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	9,187	1	9,186
USD 740	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(19,957)	—	(19,957)
CNY 9,850	11/22/24	China 7-Day Reverse Repo Rate	2.855%	Quarterly/ Quarterly	(14,748)	—	(14,748)
CHF 170	7/03/29	6 Month LIBOR	-0.235%	Semi-Annual/ Annual	651	4	647
NZD 480	7/30/29	3 Month BKBM	1.681%	Quarterly/Semi-Annual	7,524	—	7,524
NOK 200	8/05/29	6 Month NIBOR	1.765%	Semi-Annual/ Annual	(220)	—	(220)
NOK 8,320	9/02/29	6 Month NIBOR	1.510%	Semi-Annual/ Annual	(29,883)	—	(29,883)
CHF 280	9/02/29	6 Month LIBOR	-0.605%	Semi-Annual/ Annual	(9,027)	—	(9,027)
NZD 240	9/02/29	3 Month BKBM	1.185%	Quarterly/Semi-Annual	(4,017)	—	(4,017)
NOK 2,820	9/24/29	6 Month NIBOR	1.681%	Semi-Annual/ Annual	(5,530)	—	(5,530)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CHF 810	9/24/29	6 Month LIBOR	-0.383%	Semi-Annual/Annual	$(81)	$2	$(83)
NZD 550	9/24/29	3 Month BKBM	1.248%	Quarterly/Semi-Annual	(7,343)	—	(7,343)
CHF 980	10/01/29	6 Month LIBOR	-0.420%	Semi-Annual/ Annual	(14,345)	—	(14,345)
NZD 330	10/01/29	3 Month BKBM	1.220%	Quarterly/Semi-Annual	(5,010)	—	(5,010)
NOK 2,460	10/28/29	6 Month NIBOR	1.835%	Semi-Annual/ Annual	(1,160)	—	(1,160)
SEK 2,140	10/28/29	3 Month STIBOR	0.465%	Quarterly/Annual	(2,102)	—	(2,102)
USD 440	11/01/29	1.728%	3 Month LIBOR	Semi-Annual/Quarterly	(625)	—	(625)
NOK 3,700	11/04/29	6 Month NIBOR	1.861%	Semi-Annual/ Annual	(833)	—	(833)
CHF 1,400	11/04/29	6 Month LIBOR	-0.235%	Semi-Annual/ Annual	4,972	—	4,972
USD 1,010	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(258,558)	—	(258,558)

					$(365,529)	$7	$(365,536)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.57%	USD	300	$3,580	$(5,679)	$9,259
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.57	USD	53	632	(500)	1,132
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.57	USD	370	4,415	(15,142)	19,557

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.57%	USD	55	$656	$(333)	$989
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.57	USD	111	1,324	(630)	1,954
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.57	USD	56	668	(402)	1,070
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.57	USD	6	71	(112)	183

						$11,346	$(22,798)	$34,144

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	22,200	7/18/22	1.937%	CPI	#	Maturity	$(103,688)	$—	$(103,688)
Goldman Sachs International	USD	1,230	1/18/23	2.206%	CPI	#	Maturity	(27,903)	—	(27,903)

								$(131,591)	$—	$(131,591)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABVG1	0.90%	Quarterly	USD	6,191	11/16/20	$(146,832)
Citibank, NA
CGABROE9	LIBOR Plus 0.20%	Quarterly	USD	1,162	11/16/20	19,207
Goldman Sachs International
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	314	1/05/21	2,804
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	26	1/05/21	485
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	34	1/05/21	472
JPMorgan Chase Bank, NA

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Cobham PLC	LIBOR Plus 0.40%	Annual	USD	24	8/14/20	$456
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	281	3/16/20	14,287
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	77	3/16/20	2,268
JPQABEUV	EURIBOR Minus 0.05%	Quarterly	USD	80	3/16/20	(70)
Morgan Stanley Capital Services LLC
Sophos Group PLC	LIBOR Plus 0.35%	Annual	USD	29	1/05/21	(71)
UBS AG
MSCI China A Net Return Index USD	LIBOR Minus 4.90%	Quarterly	USD	3,839	1/31/20	(31,419)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Bloomberg Barclays Global-Aggregate Total Return Index Value Hedged USD	LIBOR Minus 0.10%	Quarterly	USD	1,384	4/15/20	(862)
Credit Suisse International
CSUSABCD	2.14%	Quarterly	USD	266	9/15/20	2,259
CSUSABCD	1.92%	Quarterly	USD	93	9/15/20	(2,105)
Goldman Sachs International
BB&T Corp.	LIBOR Plus 0.35%	Annual	USD	205	1/05/21	489
BB&T Corp.	LIBOR Minus 0.30%	Annual	USD	102	1/05/21	(303)
BB&T Corp.	LIBOR Minus 0.28%	Annual	USD	133	1/05/21	(1,410)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	31	1/05/21	(2,966)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	73	1/05/21	(6,950)
Centene Corp.	LIBOR Minus 0.30%	Annual	USD	77	1/05/21	(7,306)
Centene Corp.	LIBOR Minus 0.29%	Annual	USD	87	1/05/21	(8,252)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Annual	USD	201	1/05/21	(1,141)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Annual	USD	215	1/05/21	(3,282)
First Horizon National Corp.	LIBOR Minus 0.30%	Annual	USD	1	1/05/21	1
First Horizon National Corp.	LIBOR Minus 0.30%	Annual	USD	5	1/05/21	(2)
Taylor Morrison Home Corp.	LIBOR Minus 0.29%	Annual	USD	14	1/05/21	(380)
Taylor Morrison Home Corp.	LIBOR Minus 0.29%	Annual	USD	124	1/05/21	(5,716)
JPMorgan Chase Bank, NA

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Callon Petroleum Co.	LIBOR Minus 0.29%	Annual	USD	107	8/14/20	$53,387
Callon Petroleum Co.	LIBOR Minus 0.28%	Annual	USD	54	8/14/20	17,327
Callon Petroleum Co.	LIBOR Minus 0.29%	Annual	USD	31	8/14/20	15,165
Callon Petroleum Co.	LIBOR Minus 0.30%	Annual	USD	24	8/14/20	13,452
Callon Petroleum Co.	LIBOR Minus 0.28%	Annual	USD	8	8/14/20	3,790
Callon Petroleum Co.	LIBOR Minus 0.30%	Annual	USD	17	8/14/20	2,470
CBS Corp.	LIBOR Minus 0.31%	Annual	USD	88	8/14/20	9,004
CBS Corp.	LIBOR Plus 0.40%	Annual	USD	83	8/14/20	7,767
First Defiance Financial Corp.	LIBOR Minus 0.29%	Annual	USD	11	8/14/20	(547)
First Defiance Financial Corp.	LIBOR Minus 0.29%	Annual	USD	14	8/14/20	(1,063)
Natura Cosmeticos SA	LIBOR Minus 6.50%	Annual	USD	69	8/14/20	(1,191)
Natura Cosmeticos SA	LIBOR Minus 6.00%	Annual	USD	19	8/14/20	(1,217)
Natura Cosmeticos SA	LIBOR Minus 5.00%	Annual	USD	42	8/14/20	(1,625)
Natura Cosmeticos SA	LIBOR Plus 0.40%	Annual	USD	55	8/14/20	(2,317)
Natura Cosmeticos SA	LIBOR Minus 2.25%	Annual	USD	49	8/14/20	(2,551)
Natura Cosmeticos SA	LIBOR Minus 6.50%	Annual	USD	117	8/14/20	(4,256)
Pembina Pipeline Corp.	CDOR Minus 0.48%	Annual	USD	81	8/14/20	4,586
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	65	8/14/20	4,094
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	39	8/14/20	2,164
Pembina Pipeline Corp.	CDOR Plus 1.75%	Annual	USD	14	8/14/20	1,143
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	6	8/14/20	487
Pembina Pipeline Corp.	CDOR Plus 1.63%	Annual	USD	7	8/14/20	381
Pembina Pipeline Corp.	CDOR Minus 1.45%	Annual	USD	5	8/14/20	(18)
Prologis, Inc.	LIBOR Minus 0.28%	Annual	USD	11	8/14/20	(457)
Morgan Stanley Capital Services LLC
AbbVie, Inc.	LIBOR Minus 2.40%	Annual	USD	23	1/27/21	(2,398)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
AbbVie, Inc.	LIBOR Minus 2.37%	Annual	USD	28	1/27/21	$(2,991)
AbbVie, Inc.	LIBOR Minus 2.36%	Annual	USD	44	1/27/21	(4,649)
AbbVie, Inc.	LIBOR Minus 2.36%	Annual	USD	64	1/27/21	(6,714)
Eldorado Resorts, Inc.	LIBOR Plus 0.30%	Annual	USD	148	1/27/21	(22,512)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	36	1/27/21	(4,636)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	32	1/27/21	(4,737)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	42	1/27/21	(5,709)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	47	1/27/21	(6,523)
Flutter Entertainment PLC	LIBOR Minus 0.88%	Annual	USD	58	1/27/21	(6,712)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	46	1/27/21	(6,777)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	86	1/27/21	(7,583)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Annual	USD	79	1/27/21	(11,356)
Oritani Financial Corp.	LIBOR Minus 2.36%	Annual	USD	139	1/27/21	4,771
Oritani Financial Corp.	LIBOR Minus 0.29%	Annual	USD	66	1/27/21	2,625
Oritani Financial Corp.	LIBOR Plus 0.30%	Annual	USD	21	1/27/21	932
Parsley Energy, Inc.	LIBOR Minus 0.28%	Annual	USD	134	1/27/21	13,999
Parsley Energy, Inc.	LIBOR Minus 0.30%	Annual	USD	26	1/27/21	2,666
Swiss Marketing Index Future	0.00%	Annual	USD	314	12/20/19	(321)
T-Mobile US, Inc.	LIBOR Minus 0.25%	Annual	USD	175	1/27/21	10,954
T-Mobile US, Inc.	LIBOR Minus 0.29%	Annual	USD	108	1/27/21	5,903
T-Mobile US, Inc.	LIBOR Minus 0.29%	Annual	USD	8	1/27/21	421

						$(107,711)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
JPY/USD 5/27/20*	5.88%	Maturity	USD	93	$(855)		$—		$(855)
Morgan Stanley & Co. International PLC
FTSE 100 Index 2/21/20*	15.15	Maturity	GBP	67	4,950		—		4,950
UBS AG
Euro STOXX 50 Price EUR Index 2/21/20*	16.60	Maturity	EUR	95	(11,158)		—		(11,158)
S&P/ASX 200 Index 2/20/20*	13.34	Maturity	AUD	186	(3,313)		—		(3,313)
Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 12/20/19*	15.60	Maturity	USD	33	8,200		—		8,200
Russell 2000 Index 12/20/19*	16.70	Maturity	USD	55	17,428		—		17,428
JPMorgan Chase Bank, NA
Nikkei 225 Index 12/13/19*	14.25	Maturity	JPY	4,588	14,813		—		14,813
Nikkei 225 Index 12/13/19*	13.90	Maturity	JPY	4,272	12,133		—		12,133
UBS AG
FTSE 100 Index 12/20/19*	13.05	Maturity	GBP	29	2,228		—		2,228
Nikkei 225 Index 12/13/19*	14.85	Maturity	JPY	2,366	8,980		—		8,980

					$53,406	$	– 0	–	$53,406

*	Termination date

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate market value of these securities amounted to $21,930,737 or 12.5% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2019.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of November 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer TrustSeries 2019-1R, Class A 3.805%, 3/27/24	3/21/19	$152,812	$152,347	0.09%

(i)	The rate shown represents the 7-day yield as of period end.

(j)

As of November 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,174,296 and gross unrealized depreciation of investments was $(6,256,951), resulting in net unrealized appreciation of $8,917,345.

(k)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
ASX	-	Australian Stock Exchange
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CAC	-	Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CLO	-	Collateralized Loan Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETS	-	Emission Trading Scheme
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt

IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TSX	-	Toronto Stock Exchange

AB Conservative Wealth Fund

November 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$13,223,386	$1,847,496	$—	$15,070,882
Health Care	9,497,229	1,705,819	—	11,203,048
Financials	7,444,014	3,169,443	—	10,613,457
Consumer Discretionary	8,000,905	1,868,489	—	9,869,394
Industrials	5,068,899	3,010,182	—	8,079,081
Communication Services	4,434371	2,215,606	—	6,649,977
Consumer Staples	2,525,995	1,791,633	—	4,317,628
Materials	2,291,237	777,157	—	3,068,394
Energy	1,720,528	899,350	—	2,619,878
Real Estate	667,465	562,102	—	1,229,567
Utilities	322,588	704,134	—	1,026,722
Investment Companies	45,834,295	—	—	45,834,295
Governments - Treasuries	—	13,869,783	—	13,869,783
Corporates - Investment Grade	—	11,728,850	—	11,728,850
Mortgage Pass-Throughs	—	5,244,114	—	5,244,114
Inflation-Linked Securities	—	4,743,558	—	4,743,558
Commercial Mortgage-Backed Securities	—	2,042,587	—	2,042,587
Collateralized Loan Obligations	—	1,985,645	—	1,985,645
Collateralized Mortgage Obligations	—	1,970,151	—	1,970,151
Covered Bonds	—	1,885,637	—	1,885,637
Asset-Backed Securities	—	766,230	—	766,230
Governments - Sovereign Bonds	—	763,519	—	763,519
Local Governments - Provincial Bonds	—	456,511	—	456,511
Supranationals	—	402,494	—	402,494
Local Governments - Regional Bonds	—	311,152	—	311,152
Quasi-Sovereigns	—	273,830	—	273,830
Local Governments - US Municipal Bonds	—	266,612	—	266,612
Emerging Markets - Treasuries	—	199,174	—	199,174
Short-Term Investments:
Investment Companies	4,752,986	—	—	4,752,986
Governments - Treasuries	—	1,195,907	—	1,195,907
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,747,156	—	—	1,747,156

Total Investments in Securities	107,531,054	66,657,165	—	174,188,219
Other Financial Instruments (a):
Assets:
Futures	279,185	36,406	—	315,591
Forward Currency Exchange Contracts	—	1,032,195	—	1,032,195
Centrally Cleared Credit Default Swaps	—	645,734	—	645,734
Centrally Cleared Interest Rate Swaps	—	24,466	—	24,466
Credit Default Swaps	—	11,346	—	11,346
Total Return Swaps	—	220,216	—	220,216
Variance Swaps	—	68,732	—	68,732
Liabilities:
Futures	(1,567,312)	(78,287)	—	(1,645,599)
Forward Currency Exchange Contracts	—	(843,527)	—	(843,527)
Currency Options Written	—	(10,117)	—	(10,117)
Centrally Cleared Credit Default Swaps	—	(56,603)	—	(56,603)
Centrally Cleared Interest Rate Swaps	—	(389,995)	—	(389,995)
Inflation (CPI) Swaps	—	(131,591)	—	(131,591)
Total Return Swaps	—	(327,927)	—	(327,927)
Variance Swaps	—	(15,326)	—	(15,326)

Total	$106,242,927	$66,842,887	$—	$173,085,814 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options witten and swaptions written which are valued at market value.

(b)

Amounts of $165,722 and $2,275,279 for Commercial Mortgage-Backed Securities and Asset-Backed Securities were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A Summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2019 is as follows:

														Distributions

Affiliated Issuer	Market Value 8/31/19 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/19 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$22,623	$	– 0	–	$	– 0	–	$	– 0	–	$932		$23,555	$	– 0	–	$	– 0	–
AB High Income Fund, Inc. - Class Z	18,201		286			– 0	–		– 0	–	– 0	–	18,487		200			– 0	–
Government Money Market Portfolio	10,964		10,321			16,532			– 0	–	– 0	–	4,753		44			– 0	–
Government Money Market Portfolio*	828		9,421			8,502			– 0	–	– 0	–	1,747		– 0	–		– 0	–

Total	$52,616		$20,028			$25,034		$	– 0	–	$932		$48,542		$244		$	– 0	–

*	Investments of cash collateral for securities lending transactions